OTHER LIABILITIES - Disclosure Of Detailed Information About Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Warrant liability	$ 15,945	$ 15,465
Share-based payment liability	983	0
Deferred consideration		42,543
Offtake liability	730	730
Total other liabilities	95,791	81,167
Less current portion	46,181	15,795
Long-term portion	49,610	65,372
Orion
Disclosure of financial liabilities [line items]
Other financial liabilities	27,029	18,534
Sprott
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 5,299	$ 3,895